GOING CONCERN (Details Narrative) - USD ($)	5 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2017	Oct. 31, 2017	Jul. 31, 2018	Oct. 31, 2016
Going Concern
Net losses	$ (84,176)	$ (79,822)	$ (94,040)	$ (197,311)
Accumulated deficit		$ (314,061)	$ (408,100)	$ (197,311)